Segment Information - Revenues from Continuing Operations from Major Services (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of products and services [Line Items]
Revenues from communication and content	¥ 90,610	¥ 85,997	¥ 83,994
Revenues from advertising	76,537	54,707	36,412
Revenues	167,147	140,704	120,406
Communication [member]
Disclosure of products and services [Line Items]
Revenues from communication and content	30,225	29,290	28,725
Content [member]
Disclosure of products and services [Line Items]
Revenues from communication and content	40,144	44,784	49,284
Others [member]
Disclosure of products and services [Line Items]
Revenues from communication and content	20,241	11,923	5,985
Messenger ads [member]
Disclosure of products and services [Line Items]
Revenues from advertising	39,495	33,997	26,487
Performance ads [member]
Disclosure of products and services [Line Items]
Revenues from advertising	26,609	10,524
LINE advertising [member]
Disclosure of products and services [Line Items]
Revenues from advertising	66,104	44,521	26,487
Portal advertising [member]
Disclosure of products and services [Line Items]
Revenues from advertising	¥ 10,433	¥ 10,186	¥ 9,925